Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Revenue from Each Segment, Income from Operations

The following tables present the summary of each segment’s revenue, operating income (loss) which is considered as a segment operating performance measure, for the years ended December 31, 2015, 2016 and 2017:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Revenues:
Utility Products and Related Services	3,465,239	3,870,995	3,439,563	528,651
Mobile Entertainment	281,671	693,195	1,496,443	229,999
Others	26,967	460	38,751	5,956

Total consolidated revenues	3,773,877	4,564,650	4,974,757	764,606

Operating income (loss):
Utility Products and Related Services	737,668	843,518	979,447	150,537
Mobile Entertainment	(115,283)	(531,989)	(417,350)	(64,146)
Others	(89,747)	(17,828)	(41,901)	(6,440)

	532,638	293,701	520,196	79,951
Unallocated expenses(i)	(315,740)	(306,149)	(73,316)	(11,268)

Total consolidated operating income (loss)	216,898	(12,448)	446,880	68,683